Loan Receivables - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 28, 2020	Apr. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Advance from third parties		¥ 15,670
Rate of interests		4.75%
Loan agreement term		12 months
AHA
Accounts Notes And Loans Receivable [Line Items]
Advance from third parties			$ 27,468			¥ 191,230
Rate of interests			18.00%
Loan agreement term			12 months
Increase in advance from third parties				$ 4,290	¥ 27,993
Loan agreement extended term	Sep. 06, 2021